Schedule of Binomial Lattice Model for Private Warrants (Details) - Warrant [Member]	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, per share		$ 11.50
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.87
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	25.2
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, per share	$ 11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, per share	$ 10.27